Share Capital and Treasury Shares - Schedule of Share Capital (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Share Capital
Issued and fully paid 30,893,300 (2025: 30,893,300) ordinary shares of no par value	R 7,142,853	R 7,142,853